CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 168	$ 47	$ 1,669
Accounts receivable	104	935	1,170
Inventory, less allowances of $274 at September 30, 2013 and $269 at December 31, 2012	291	312	247
Prepaid expenses and other current assets	37	109	113
Total current assets	600	1,403	3,199
Property and equipment, net	9	16	17
Long-term receivable		0	778
Other assets, net of accumulated amortization	1,947	2,109	0
Total assets	2,556	3,528	3,994
Current liabilities:
Accounts payable	1,065	1,070	284
License and supply agreement fee payable	0	1,318	0
Accrued expenses	183	321	195
Deferred revenue, current portion	702	707	698
Total current liabilities	1,950	3,416	1,177
Long-term portion of deferred revenue	176	707	1,396
Total liabilities	2,126	4,123	2,573
Commitments and Contingencies (Note 10)
Stockholders’ equity (deficit):
Preferred stock, $.001 par value; 5,000,000 shares authorized at September 30, 2013 and December 31, 2012; no shares issued and outstanding at September 30, 2013 and December 31, 2012	0	0	0
Common stock, $.001 par value; 90,000,000 shares authorized at September 30, 2013 and December 31, 2012; 18,034,632 and 11,949,824 shares issued and outstanding at September 30, 2013 and December 31, 2012, respectively.	18	12	10
Additional paid-in capital	100,391	96,847	95,630
Accumulated other comprehensive income	74	76	49
Accumulated deficit	(100,053)	(97,530)	(94,268)
Total stockholders’ equity (deficit)	430	(595)	1,421
Total liabilities and stockholders’ equity (deficit)	$ 2,556	$ 3,528	$ 3,994